Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

March 31, 2021

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 0.6%
Amercian Airlines Inc/AAdvantage Loyalty IP Ltd, 5.5000%, 4/20/26 (144A)	$4,141,000	$4,309,497
Amercian Airlines Inc/AAdvantage Loyalty IP Ltd, 5.7500%, 4/20/29 (144A)	3,069,000	3,264,342
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $7,210,000)		7,573,839
Bank Loans and Mezzanine Loans– 4.8%
Basic Industry – 0.3%
Aruba Investments Holdings LLC,
ICE LIBOR USD 3 Month + 7.7500%, 8.5000%, 11/24/28‡	2,497,000	2,503,243
Cpc Acquisition Corp, ICE LIBOR USD 1 Month + 7.7500%, 8.5000%, 12/29/28‡	1,279,000	1,291,790
		3,795,033
Brokerage – 0.2%
Jane Street Group LLC, ICE LIBOR USD 1 Month + 2.7500%, 2.8585%, 1/26/28‡	2,866,815	2,833,675
Communications – 0.7%
CCI Buyer Inc, ICE LIBOR USD 3 Month + 4.0000%, 4.7500%, 12/17/27‡	2,294,159	2,296,315
Formula One Management Ltd,
ICE LIBOR USD 1 Month + 2.5000%, 3.5000%, 2/1/24‡	5,290,845	5,232,963
		7,529,278
Consumer Cyclical – 1.7%
18 Fremont Street Acquisition LLC,
ICE LIBOR USD 3 Month + 8.0000%, 9.5000%, 8/9/25‡	4,727,000	4,774,270
Boardriders Inc, ICE LIBOR USD 3 Month + 8.0000%, 9.0000%, 4/23/24‡,¢	319,972	319,972
Enterprise Development Authority/The,
ICE LIBOR USD 1 Month + 4.2500%, 5.0000%, 2/18/28‡	2,513,896	2,520,181
Flynn Restaurant Group LP,
ICE LIBOR USD 3 Month + 3.5000%, 3.6085%, 6/27/25‡	1,812,172	1,791,350
K-MAC Holdings Corp, ICE LIBOR USD 3 Month + 6.7500%, 6.8585%, 3/16/26‡	1,411,606	1,392,550
Kodiak BP LLC, ICE LIBOR USD 3 Month + 3.2500%, 4.0000%, 3/12/28‡	818,000	812,888
Tacala Investment Corp, ICE LIBOR USD 1 Month + 7.5000%, 8.2500%, 2/4/28‡	6,817,969	6,779,652
Woof Holdings Inc, ICE LIBOR USD 1 Month + 7.2500%, 8.0000%, 12/21/28‡	780,191	790,919
Zaxby's Operating Co LP,
ICE LIBOR USD 1 Month + 6.5000%, 7.2500%, 12/28/28‡	968,592	978,278
		20,160,060
Consumer Non-Cyclical – 0.5%
City Brewing Co LLC, ICE LIBOR USD 1 Month + 3.5000%, 4.2500%, 3/31/28‡	2,568,367	2,565,157
Journey Personal Care Corp,
ICE LIBOR USD 3 Month + 4.2500%, 5.0000%, 3/1/28ƒ,‡	2,671,647	2,672,769
National Mentor Holdings Inc,
ICE LIBOR USD 1 Month + 7.2500%, 8.0000%, 2/16/29‡	759,111	764,804
		6,002,730
Insurance – 0.2%
Asurion LLC, ICE LIBOR USD 1 Month + 5.2500%, 5.3775%, 1/31/28ƒ,‡	2,094,746	2,131,404
Technology – 0.7%
RealPage Inc, ICE LIBOR USD 1 Month + 3.2500%, 3.7500%, 2/18/28ƒ,‡	2,931,111	2,916,045
RSA Security LLC, ICE LIBOR USD 3 Month + 5.0000%, 6.0000%, 9/1/27‡	3,958,080	3,967,975
Ultra Clean Holdings Inc, ICE LIBOR USD 1 Month + 3.7500%, 0%, 8/27/25ƒ,‡	840,105	841,156
		7,725,176
Transportation – 0.5%
AAdvantage Loyalty IP Ltd,
ICE LIBOR USD 1 Month + 4.7500%, 5.5000%, 4/20/28ƒ,‡	2,108,000	2,157,412
Patriot Rail Co LLC, ICE LIBOR USD 3 Month + 5.2500%, 5.5040%, 10/19/26‡	3,732,300	3,750,961
		5,908,373
Total Bank Loans and Mezzanine Loans (cost $55,559,537)		56,085,729
Corporate Bonds– 88.9%
Banking – 0.5%
Credit Suisse Group AG,
US Treasury Yield Curve Rate 5 Year + 3.5540%, 4.5000% (144A)‡,µ	4,572,000	4,286,250
SVB Financial Group,
US Treasury Yield Curve Rate 10 Year + 3.0640%, 4.1000%‡,µ	1,330,000	1,333,325
		5,619,575
Basic Industry – 8.9%
Allegheny Technologies Inc, 7.8750%, 8/15/23	16,330,000	17,713,151
Arconic Rolled Products, 6.1250%, 2/15/28 (144A)	7,249,000	7,720,185
First Quantum Minerals Ltd, 7.2500%, 4/1/23 (144A)	6,379,000	6,490,632
First Quantum Minerals Ltd, 6.5000%, 3/1/24 (144A)	4,701,000	4,771,515
Freeport-McMoRan Inc, 4.6250%, 8/1/30	3,510,000	3,819,670
Hudbay Minerals Inc, 4.5000%, 4/1/26 (144A)	3,039,000	3,158,463
Hudbay Minerals Inc, 6.1250%, 4/1/29 (144A)	5,429,000	5,795,457
IAMGOLD Corp, 5.7500%, 10/15/28 (144A)	1,021,000	1,034,069
INEOS Quattro Finance 2 PLC, 3.3750%, 1/15/26 (144A)	2,889,000	2,889,000

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Basic Industry– (continued)
Infrabuild Australia Pty Ltd, 12.0000%, 10/1/24 (144A)#	$640,000	$640,000
Kraton Polymers LLC/Kraton Polymers Capital Corp, 4.2500%, 12/15/25 (144A)	1,906,000	1,913,148
Novelis Corp, 5.8750%, 9/30/26 (144A)	7,080,000	7,389,750
Novelis Corp, 4.7500%, 1/30/30 (144A)	4,530,000	4,669,071
OCI NV, 5.2500%, 11/1/24 (144A)	2,025,000	2,106,000
Olin Corp, 5.6250%, 8/1/29	4,555,000	4,912,909
PolyOne Corp, 5.7500%, 5/15/25 (144A)	3,327,000	3,534,938
Starfruit Finco BV / Starfruit US Holdco LLC, 8.0000%, 10/1/26 (144A)#	4,679,000	4,977,286
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc,
5.3750%, 9/1/25 (144A)	2,219,000	2,280,910
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc,
5.1250%, 4/1/29 (144A)	4,364,000	4,500,375
Tronox Inc, 6.5000%, 5/1/25 (144A)	3,662,000	3,927,495
Tronox Inc, 4.6250%, 3/15/29 (144A)	4,971,000	4,977,214
Univar Solutions USA Inc, 5.1250%, 12/1/27 (144A)	2,792,000	2,905,411
		102,126,649
Biotechnology – 0.4%
Neurocrine Biosciences Inc, 2.2500%, 5/15/24	3,736,000	5,022,585
Brokerage – 0.2%
Compass Group Diversified Holdings LLC, 5.2500%, 4/15/29 (144A)	2,671,000	2,800,357
Capital Goods – 8.0%
ARD Finance SA, 6.5000%, 6/30/27 (144A)	16,515,688	17,349,003
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)	5,572,000	5,683,886
Beacon Roofing Supply Inc, 4.5000%, 11/15/26 (144A)	745,000	765,488
BWX Technologies Inc, 4.1250%, 4/15/29 (144A)	1,819,000	1,844,011
CP Atlas Buyer Inc, 7.0000%, 12/1/28 (144A)	2,822,000	2,966,063
JELD-WEN Inc, 4.8750%, 12/15/27 (144A)	4,865,000	5,030,653
LABL Escrow Issuer LLC, 6.7500%, 7/15/26 (144A)	4,677,000	5,010,236
LABL Escrow Issuer LLC, 10.5000%, 7/15/27 (144A)	12,788,000	14,240,717
NESCO Holdings II Inc, 5.5000%, 4/15/29 (144A)	1,223,000	1,254,553
Standard Industries Inc/NJ, 3.3750%, 1/15/31 (144A)	3,302,000	3,128,645
Summit Materials LLC / Summit Materials Finance Corp,
5.2500%, 1/15/29 (144A)	5,572,000	5,815,775
TransDigm Inc, 6.2500%, 3/15/26 (144A)	4,633,000	4,911,907
TransDigm Inc, 7.5000%, 3/15/27	9,283,000	9,886,395
Trivium Packaging Finance BV, 8.5000%, 8/15/27 (144A)	4,605,000	4,997,346
Vertical Holdco GmbH, 7.6250%, 7/15/28 (144A)	3,718,000	3,997,779
Vertical US Newco Inc, 5.2500%, 7/15/27 (144A)	3,273,000	3,426,422
White Cap Parent LLC, 8.2500%, 3/15/26 (144A)#	1,793,000	1,869,203
		92,178,082
Communications – 12.1%
Altice Financing SA, 5.0000%, 1/15/28 (144A)	6,406,000	6,325,509
Altice France Holding SA, 10.5000%, 5/15/27 (144A)	4,625,000	5,201,830
Altice France SA/France, 7.3750%, 5/1/26 (144A)	3,294,000	3,426,089
Block Communications Inc, 4.8750%, 3/1/28 (144A)	3,742,000	3,811,264
Cablevision Lightpath LLC, 5.6250%, 9/15/28 (144A)	5,476,000	5,556,497
CCO Holdings LLC / CCO Holdings Capital Corp, 5.1250%, 5/1/27 (144A)	5,181,000	5,477,949
CCO Holdings LLC / CCO Holdings Capital Corp, 5.0000%, 2/1/28 (144A)	3,582,000	3,788,502
CCO Holdings LLC / CCO Holdings Capital Corp, 5.3750%, 6/1/29 (144A)	2,023,000	2,169,668
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 8/15/30 (144A)	4,403,000	4,487,538
CenturyLink Inc, 7.5000%, 4/1/24	3,016,000	3,380,483
Connect Finco Sarl/Connect US Finco LLC, 6.7500%, 10/1/26 (144A)	7,518,000	8,004,715
Consolidated Communications Inc, 5.0000%, 10/1/28 (144A)#	2,836,000	2,858,121
Consolidated Communications Inc, 6.5000%, 10/1/28 (144A)	914,000	987,239
CSC Holdings LLC, 5.3750%, 2/1/28 (144A)	6,591,000	6,928,789
CSC Holdings LLC, 7.5000%, 4/1/28 (144A)	5,570,000	6,142,596
CSC Holdings LLC, 5.7500%, 1/15/30 (144A)	3,773,000	3,973,893
CSC Holdings LLC, 4.6250%, 12/1/30 (144A)	5,593,000	5,501,359
GCI LLC, 4.7500%, 10/15/28 (144A)	6,595,000	6,751,631
Gray Television Inc, 4.7500%, 10/15/30 (144A)	2,798,000	2,773,518
LCPR Senior Secured Financing DAC, 6.7500%, 10/15/27 (144A)	3,694,000	3,938,358
Level 3 Financing Inc, 3.6250%, 1/15/29 (144A)	4,609,000	4,464,969
Liberty Interactive LLC, 8.2500%, 2/1/30	7,664,000	8,698,640
Northwest Fiber LLC / Northwest Fiber Finance Sub Inc,
6.0000%, 2/15/28 (144A)	1,658,000	1,653,855
Sable International Finance Ltd, 5.7500%, 9/7/27 (144A)	7,713,000	8,127,574
TEGNA Inc, 4.6250%, 3/15/28	5,069,000	5,157,707
Uniti Group LP / Uniti Group Finance Inc, 6.5000%, 2/15/29 (144A)	3,942,000	3,892,725
Virgin Media Finance PLC, 5.0000%, 7/15/30 (144A)	2,796,000	2,792,505
Windstream Escrow LLC, 7.7500%, 8/15/28 (144A)	7,128,000	7,259,333
Ziggo BV, 5.1250%, 2/28/30 (144A)	6,355,000	6,497,987
		140,030,843

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Construction & Engineering – 0.1%
Arcosa Inc, 4.3750%, 4/15/29 (144A)	$1,452,000		$1,452,000
Consumer Cyclical – 19.5%
1011778 BC ULC / New Red Finance Inc, 4.0000%, 10/15/30 (144A)	5,825,000		5,621,125
American Axle & Manufacturing Inc, 6.2500%, 3/15/26	2,029,000		2,078,203
American Axle & Manufacturing Inc, 6.8750%, 7/1/28#	3,614,000		3,788,845
Arches Buyer Inc, 4.2500%, 6/1/28 (144A)	2,287,000		2,282,883
Arches Buyer Inc, 6.1250%, 12/1/28 (144A)	1,831,000		1,885,930
Caesars Resort Collection LLC / CRC Finco Inc, 5.2500%, 10/15/25 (144A)	8,254,000		8,284,416
Carnival Corp, 7.6250%, 3/1/26 (144A)	3,192,000		3,429,166
Cars.com Inc, 6.3750%, 11/1/28 (144A)	2,679,000		2,792,858
Carvana Co, 5.5000%, 4/15/27 (144A)	2,870,000		2,885,068
CCM Merger Inc, 6.3750%, 5/1/26 (144A)	1,324,000		1,405,916
Century Communities Inc, 5.8750%, 7/15/25	2,837,000		2,936,295
Colt Merger Sub Inc, 5.7500%, 7/1/25 (144A)	2,645,000		2,791,269
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.5000%, 2/15/23 (144A)	9,406,000		9,735,210
Ford Motor Co, 8.5000%, 4/21/23	3,031,000		3,379,565
Ford Motor Co, 9.0000%, 4/22/25	10,263,000		12,429,673
Ford Motor Co, 6.3750%, 2/1/29	610,000		677,100
Ford Motor Co, 9.6250%, 4/22/30	4,125,000		5,756,602
Ford Motor Co, 7.4500%, 7/16/31	6,568,000		8,281,131
Ford Motor Co, 4.7500%, 1/15/43	3,411,000		3,436,241
Ford Motor Credit Co LLC, 4.0000%, 11/13/30	1,208,000		1,198,324
Full House Resorts Inc, 8.2500%, 2/15/28 (144A)	5,150,000		5,486,295
General Motors Financial Co Inc,
ICE LIBOR USD 3 Month + 3.5980%, 5.7500%‡,µ	4,840,000		5,076,192
GoDaddy Operating Co LLC / GD Finance Co Inc, 3.5000%, 3/1/29 (144A)	2,324,000		2,283,330
Golden Entertainment Inc, 7.6250%, 4/15/26 (144A)	3,783,000		4,024,166
Goodyear Tire & Rubber Co/The, 5.2500%, 4/30/31	4,909,000		4,909,000
Hilton Domestic Operating Company Inc, 5.3750%, 5/1/25 (144A)	1,748,000		1,842,392
IRB Holding Corp, 7.0000%, 6/15/25 (144A)	2,770,000		2,981,767
IRB Holding Corp, 6.7500%, 2/15/26 (144A)	7,270,000		7,524,450
Jaguar Land Rover Automotive PLC, 7.7500%, 10/15/25 (144A)	2,730,000		2,959,238
Jaguar Land Rover Automotive PLC, 5.8750%, 1/15/28 (144A)	3,611,000		3,665,165
JB Poindexter & Co Inc, 7.1250%, 4/15/26 (144A)	2,868,000		3,029,325
LGI Homes Inc, 6.8750%, 7/15/26 (144A)	7,077,000		7,386,619
Life Time Inc, 5.7500%, 1/15/26 (144A)	3,963,000		4,077,134
Life Time Inc, 8.0000%, 4/15/26 (144A)	2,689,000		2,769,670
Lithia Motors Inc, 4.3750%, 1/15/31 (144A)	2,802,000		2,908,322
LSF9 Atlantis Holdings LLC / Victra Finance Corp, 7.7500%, 2/15/26 (144A)	3,777,000		3,865,117
Newco GB SAS, 8.0000%, 12/15/22	1,795,367	EUR	2,089,448
Nordstrom Inc, 5.0000%, 1/15/44	3,958,000		3,844,247
Prime Security Services Borrower LLC / Prime Finance Inc,
3.3750%, 8/31/27 (144A)	2,030,000		1,969,100
Prime Security Services Borrower LLC / Prime Finance Inc,
6.2500%, 1/15/28 (144A)	1,768,000		1,840,470
Realogy Group LLC / Realogy Co-Issuer Corp, 9.3750%, 4/1/27 (144A)	4,023,000		4,455,407
Realogy Group LLC / Realogy Co-Issuer Corp, 5.7500%, 1/15/29 (144A)	1,103,000		1,087,834
Rent-A-Center Inc, 6.3750%, 2/15/29 (144A)	3,959,000		4,196,540
Scientific Games International Inc, 7.0000%, 5/15/28 (144A)	5,652,000		6,039,784
Service Corp International/US, 3.3750%, 8/15/30	1,334,000		1,302,051
Shea Homes LP / Shea Homes Funding Corp, 4.7500%, 4/1/29 (144A)	5,513,000		5,576,399
Taylor Morrison Home Corp, 5.1250%, 8/1/30 (144A)	2,697,000		2,865,563
TriNet Group Inc, 3.5000%, 3/1/29 (144A)	3,040,000		2,973,728
Twin River Worldwide Holdings Inc, 6.7500%, 6/1/27 (144A)	5,654,000		6,063,943
Vail Resorts Inc, 6.2500%, 5/15/25 (144A)	8,733,000		9,311,561
Weekley Homes LLC / Weekly Finance Corp, 4.8750%, 9/15/28 (144A)	1,888,000		1,935,200
Wendy's International LLC, 7.0000%, 12/15/25	2,090,000		2,319,900
Wyndham Destinations Inc, 6.6000%, 10/1/25	4,531,000		5,074,720
Wyndham Destinations Inc, 6.6250%, 7/31/26 (144A)	3,724,000		4,228,043
Wynn Macau Ltd, 5.6250%, 8/26/28 (144A)	4,830,000		5,048,799
Yum! Brands Inc, 4.6250%, 1/31/32	2,717,000		2,771,354
			224,858,093
Consumer Non-Cyclical – 16.5%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
4.6250%, 1/15/27 (144A)	4,586,000		4,753,137
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
4.8750%, 2/15/30 (144A)	3,829,000		3,936,212
AMN Healthcare Inc, 4.6250%, 10/1/27 (144A)	8,152,000		8,335,420
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	4,244,000		4,498,640
Bausch Health Americas Inc, 8.5000%, 1/31/27 (144A)	3,918,000		4,346,531
Bausch Health Cos Inc, 9.0000%, 12/15/25 (144A)	5,213,000		5,663,768
Bausch Health Cos Inc, 7.0000%, 1/15/28 (144A)	2,818,000		3,059,080
Bausch Health Cos Inc, 5.0000%, 1/30/28 (144A)	3,302,000		3,343,275

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Non-Cyclical– (continued)
Bausch Health Cos Inc, 5.0000%, 2/15/29 (144A)	$4,852,000	$4,818,642
Change Healthcare Holdings LLC / Change Healthcare Finance Inc,
5.7500%, 3/1/25 (144A)	5,305,000	5,407,652
CHS/Community Health Systems Inc, 8.1250%, 6/30/24 (144A)	3,317,000	3,479,699
CHS/Community Health Systems Inc, 6.6250%, 2/15/25 (144A)	3,349,000	3,535,305
CHS/Community Health Systems Inc, 6.8750%, 4/15/29 (144A)	3,786,000	3,963,450
DaVita Inc, 3.7500%, 2/15/31 (144A)	2,324,000	2,216,469
Dole Food Co Inc, 7.2500%, 6/15/25 (144A)	8,453,000	8,675,779
FAGE International SA / FAGE USA Dairy Industry Inc,
5.6250%, 8/15/26 (144A)	3,004,000	3,101,630
Fresh Market Inc/The, 9.7500%, 5/1/23 (144A)	3,157,000	3,247,764
Hadrian Merger Sub Inc, 8.5000%, 5/1/26 (144A)	5,358,000	5,558,925
HLF Financing Sarl LLC / Herbalife International Inc,
7.8750%, 9/1/25 (144A)	2,353,000	2,558,888
HLF Financing Sarl LLC / Herbalife International Inc,
7.2500%, 8/15/26 (144A)	8,499,000	8,902,702
Horizon Pharma USA Inc, 5.5000%, 8/1/27 (144A)	6,735,000	7,189,612
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	5,700,000	6,241,500
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	5,633,000	6,362,473
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	5,269,000	5,831,439
Kraft Heinz Foods Co, 4.3750%, 6/1/46	1,419,000	1,483,379
Kraft Heinz Foods Co, 4.8750%, 10/1/49	1,229,000	1,378,462
LifePoint Health Inc, 5.3750%, 1/15/29 (144A)	4,802,000	4,729,970
MEDNAX Inc, 6.2500%, 1/15/27 (144A)	5,541,000	5,924,991
MPH Acquisition Holdings LLC, 5.7500%, 11/1/28 (144A)#	5,818,000	5,672,550
NBM US Holdings Inc, 6.6250%, 8/6/29 (144A)	3,058,000	3,363,204
Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA,
7.3750%, 6/1/25 (144A)	2,536,000	2,726,454
Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA,
7.2500%, 2/1/28 (144A)	3,716,000	4,071,473
Post Holdings Inc, 4.5000%, 9/15/31 (144A)	3,299,000	3,262,711
RP Escrow Issuer LLC, 5.2500%, 12/15/25 (144A)	3,644,000	3,776,095
Surgery Center Holdings Inc, 6.7500%, 7/1/25 (144A)	7,872,000	8,046,758
Syneos Health Inc, 3.6250%, 1/15/29 (144A)	5,939,000	5,775,677
Tenet Healthcare Corp, 4.8750%, 1/1/26 (144A)	4,853,000	5,045,955
Tenet Healthcare Corp, 6.1250%, 10/1/28 (144A)	6,432,000	6,713,400
Teva Pharmaceutical Finance Co LLC, 6.1500%, 2/1/36	2,078,000	2,239,461
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	7,919,000	7,572,544
		190,811,076
Electric – 1.3%
NRG Energy Inc, 3.6250%, 2/15/31 (144A)	10,081,000	9,828,975
PG&E Corp, 5.2500%, 7/1/30	1,640,000	1,738,400
TerraForm Power Operating LLC, 4.7500%, 1/15/30 (144A)	2,799,000	2,906,230
		14,473,605
Energy – 10.6%
Antero Resources Corp, 7.6250%, 2/1/29 (144A)	7,452,000	7,936,380
Apache Corp, 4.2500%, 1/15/30	5,753,000	5,603,710
Centennial Resource Production LLC, 6.8750%, 4/1/27 (144A)#	2,968,000	2,641,520
Cheniere Energy Inc, 4.6250%, 10/15/28 (144A)	4,431,000	4,601,771
CNX Resources Corp, 6.0000%, 1/15/29 (144A)	2,780,000	2,888,920
Endeavor Energy Resources LP / EER Finance Inc, 6.6250%, 7/15/25 (144A)	3,334,000	3,563,179
EnLink Midstream LLC, 5.6250%, 1/15/28 (144A)	3,034,000	2,933,817
EnLink Midstream LLC, 5.3750%, 6/1/29	3,699,000	3,458,565
EnLink Midstream Partners LP, 4.1500%, 6/1/25	7,259,000	7,097,197
EQT Corp, 5.0000%, 1/15/29	2,688,000	2,876,160
Great Western Petroleum LLC / Great Western Finance Corp,
12.0000%, 9/1/25 (144A)	4,742,000	4,220,380
Hess Midstream Operations LP, 5.6250%, 2/15/26 (144A)	5,329,000	5,488,870
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	3,991,000	4,034,901
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp,
6.0000%, 8/1/26 (144A)	5,614,000	5,782,420
NGL Energy Partners LP / NGL Energy Finance Corp, 7.5000%, 2/1/26 (144A)	5,715,000	5,872,162
NuStar Logistics LP, 5.7500%, 10/1/25	3,636,000	3,892,411
Occidental Petroleum Corp, 3.2000%, 8/15/26	2,642,000	2,535,025
Occidental Petroleum Corp, 6.3750%, 9/1/28	3,136,000	3,442,089
Occidental Petroleum Corp, 3.5000%, 8/15/29	6,296,000	5,907,537
Occidental Petroleum Corp, 6.6250%, 9/1/30	6,697,000	7,526,089
Occidental Petroleum Corp, 6.1250%, 1/1/31	1,807,000	1,995,289
Range Resources Corp, 4.8750%, 5/15/25	1,231,000	1,218,690
Sunoco LP / Sunoco Finance Corp, 4.5000%, 5/15/29 (144A)	2,791,000	2,780,534
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
6.0000%, 3/1/27 (144A)	1,920,000	1,939,200

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Energy– (continued)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
5.5000%, 1/15/28 (144A)	$6,614,000	$6,459,563
Viper Energy Partners LP, 5.3750%, 11/1/27 (144A)	5,328,000	5,541,120
Western Midstream Operating LP, 5.0500%, 2/1/30Ç	7,697,000	8,358,018
Western Midstream Operating LP, 5.4500%, 4/1/44	1,334,000	1,368,017
		121,963,534
Finance Companies – 1.7%
Avolon Holdings Funding Ltd, 2.7500%, 2/21/28 (144A)	4,896,000	4,601,034
Fortress Transportation and Infrastructure Investors LLC,
9.7500%, 8/1/27 (144A)	3,192,000	3,634,890
OneMain Finance Corp, 6.6250%, 1/15/28	971,000	1,100,444
Springleaf Finance Corp, 8.8750%, 6/1/25	3,970,000	4,397,966
Springleaf Finance Corp, 5.3750%, 11/15/29	5,830,000	6,201,662
		19,935,996
Industrial – 1.3%
AT Securities BV, USD SWAP SEMI 30/360 5YR + 3.5460%, 5.2500%‡,µ	4,000,000	4,205,000
Great Lakes Dredge & Dock Corp, 8.0000%, 5/15/22	5,045,000	5,089,144
Tutor Perini Corp, 6.8750%, 5/1/25 (144A)#	5,825,000	6,023,341
		15,317,485
Industrial Conglomerates – 0.3%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 3.5139%‡,µ	3,176,000	3,001,320
Information Technology Services – 0.3%
KBR Inc, 4.7500%, 9/30/28 (144A)	3,668,000	3,725,771
Insurance – 1.5%
MGIC Investment Corp, 5.2500%, 8/15/28	6,807,000	7,070,771
Molina Healthcare Inc, 4.3750%, 6/15/28 (144A)	10,090,000	10,382,206
		17,452,977
Real Estate Investment Trusts (REITs) – 0.8%
Global Net Lease Inc/Global Net Lease Operating Partnership LP,
3.7500%, 12/15/27 (144A)	3,820,000	3,723,447
MPT Operating Partnership LP/MPT Finance Corp, 3.5000%, 3/15/31	6,088,000	5,974,276
		9,697,723
Real Estate Management & Development – 0.2%
Howard Hughes Corp, 4.1250%, 2/1/29 (144A)	914,000	893,636
Howard Hughes Corp, 4.3750%, 2/1/31 (144A)	914,000	895,149
		1,788,785
Technology – 2.3%
Austin BidCo Inc, 7.1250%, 12/15/28 (144A)	3,000,000	3,052,500
Iron Mountain Inc, 5.2500%, 7/15/30 (144A)	4,756,000	4,907,241
Logan Merger Sub Inc, 5.5000%, 9/1/27 (144A)	2,711,000	2,838,092
NCR CORP, 5.1250%, 4/15/29 (144A)	3,451,000	3,476,900
QTS Realty Trust Inc, 3.8750%, 10/1/28 (144A)	2,275,000	2,263,625
Rackspace Technology Inc, 3.5000%, 2/15/28 (144A)	1,992,000	1,914,611
Rackspace Technology Inc, 5.3750%, 12/1/28 (144A)#	4,157,000	4,226,942
Rocket Software Inc, 6.5000%, 2/15/29 (144A)	3,509,000	3,540,581
		26,220,492
Transportation – 2.4%
Cargo Aircraft Management Inc, 4.7500%, 2/1/28 (144A)	9,150,000	9,447,375
Delta Air Lines Inc, 7.3750%, 1/15/26	2,503,000	2,926,745
Delta Air Lines Inc, 3.7500%, 10/28/29	1,021,000	995,509
United Airlines Holdings Inc, 5.0000%, 2/1/24#	922,000	935,830
United Airlines Holdings Inc, 4.8750%, 1/15/25#	7,627,000	7,769,091
Watco Cos LLC / Watco Finance Corp, 6.5000%, 6/15/27 (144A)	5,425,000	5,717,950
		27,792,500
Total Corporate Bonds (cost $976,988,252)		1,026,269,448
Common Stocks– 1.1%
Chemicals – 0.2%
Atotech Ltd*	63,201	1,279,820
Axalta Coating Systems Ltd*	27,162	803,452
		2,083,272
Containers & Packaging – 0.3%
Crown Holdings Inc	30,912	2,999,700
Health Care Equipment & Supplies – 0.3%
Ortho Clinical Diagnostics Holdings PLC*	204,650	3,948,722
Hotels, Restaurants & Leisure – 0.2%
Caesars Entertainment Inc*	20,414	1,785,204
Oil, Gas & Consumable Fuels – 0.1%
Hess Midstream LP - Class A	66,809	1,497,858
Total Common Stocks (cost $11,373,639)		12,314,756
Preferred Stocks– 1.7%
Consumer Cyclical – 0.2%
Quiksilver Inc¢	3,097,721	2,633,063

Shares or Principal Amounts		Value
Preferred Stocks– (continued)
Health Care Equipment & Supplies – 1.5%
Boston Scientific Corp, 5.5000%, 6/1/23	155,300	$16,811,225
Total Preferred Stocks (cost $18,995,925)		19,444,288
Investment Companies– 4.1%
Money Markets – 4.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº,£((cost $47,173,246)	47,169,214	47,173,931
Investments Purchased with Cash Collateral from Securities Lending– 2.6%
Investment Companies – 2.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%, 4/1/21ºº,£	24,606,484	24,606,484
Time Deposits – 0.4%
Royal Bank of Canada, 0.0300%, 4/1/21	$4,947,457	4,947,457
Total Investments Purchased with Cash Collateral from Securities Lending (cost $29,553,941)		29,553,941
Total Investments (total cost $1,146,854,540) – 103.8%		1,198,415,932
Liabilities, net of Cash, Receivables and Other Assets – (3.8)%		(43,469,755)
Net Assets – 100%		$1,154,946,177

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,041,141,070	86.9%
Luxembourg	31,977,972	2.7
United Kingdom	25,543,586	2.1
Netherlands	18,578,619	1.5
Germany	11,629,201	1.0
Zambia	11,262,147	0.9
Israel	9,812,005	0.8
Peru	8,953,920	0.7
Chile	8,127,574	0.7
Canada	5,621,125	0.5
France	5,515,537	0.5
Macao	5,048,799	0.4
Ireland	4,601,034	0.4
Switzerland	4,286,250	0.4
Brazil	3,363,204	0.3
China	1,279,820	0.1
Burkina Faso	1,034,069	0.1
Australia	640,000	0.0

Total	$1,198,415,932	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/21
Investment Companies - 4.1%
Money Markets - 4.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	$30,801	$(1,298)	$(432)	$47,173,931
Investments Purchased with Cash Collateral from Securities Lending - 2.2%
Investment Companies - 2.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	76,774∆	-	-	24,606,484
Total Affiliated Investments - 6.3%	$107,575	$(1,298)	$(432)	$71,780,415

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 3/31/21
Investment Companies - 4.1%
Money Markets - 4.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	30,062,164	432,954,380	(415,840,883)	47,173,931
Investments Purchased with Cash Collateral from Securities Lending - 2.2%
Investment Companies - 2.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	10,285,947	69,912,292	(55,591,755)	24,606,484

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Citibank, National Association:
Euro	6/7/21	(1,832,600)	$2,159,752	$7,823
Total				$7,823

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2021

Market Value(a)
Credit default swaps, sell protection	$ 605,097
Forward foreign currency exchange contracts, sold	215,193
Futures contracts, purchased	33,842,838

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2021 is $783,210,730, which represents 67.8% of net assets.

*	Non-income producing security.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2021.

#	Loaned security; a portion of the security is on loan at March 31, 2021.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$7,573,839	$-
Bank Loans and Mezzanine Loans	-	55,765,757	319,972
Corporate Bonds	-	1,026,269,448	-
Common Stocks	12,314,756	-	-
Preferred Stocks	-	16,811,225	2,633,063
Investment Companies	-	47,173,931	-
Investments Purchased with Cash Collateral from Securities Lending	-	29,553,941	-
Total Investments in Securities	$12,314,756	$1,183,148,141	$2,953,035
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	7,823	-
Total Assets	$12,314,756	$1,183,155,964	$2,953,035

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of March 31, 2021.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70279 05-21